Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 7 — Income Taxes
The Company’s effective tax rate (“ETR”) is calculated quarterly based upon current assumptions relating to the full year’s estimated operating results and various tax-related
items. The Company’s ETR was 37.3% and 0% for the three months ended March 31, 2023 and 2022, respectively. The difference between the effective tax rate of 37.3% and the U.S. federal statutory rate of 21% for the three months ended March 31, 2023 was primarily due to the ETR adjustment and the change in the valuation allowance. The difference between the effective tax rate of 0% and the U.S. federal statutory rate of 21% for the three months ended March 31, 2022 was due to the full valuation allowance recognized against the deferred tax assets.
The 2021 and 2022 federal tax returns for the Company remain open for examination.

Note 7 — Income Taxes
The Company’s general and administrative expenses are generally considered start-up
costs and are not currently deductible. During the year ended December 31, 2022, $391,198 of income tax expense was recorded. The Company’s effective tax rate for the year ended December 31, 2022 was 65%, which differs from the U.S. federal statutory rate of 21%, primarily due to the change in the valuation allowance, resulting from recognizing a full valuation allowance against the deferred tax assets. The Company’s effective tax rate was 0% for the period from January 21, 2021 (inception) through December 31, 2021, which differs from the U.S. federal statutory rate of 21%, primarily due to recognizing a full valuation allowance on deferred tax assets.
The Company has no uncertain tax positions related to federal and state income taxes. The 2021 federal tax return for the Company remains open for examination. In the event that the Company is assessed interest or penalties at some point in the future, it will be classified in the financial statements as tax expense.

The income tax provision consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Federal
Current	$391,198	$—
Deferred	(265,998)	(96,461)
Change in valuation allowance	265,998	96,461

Income tax provision	$391,198	$—

The Company’s net deferred tax assets consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Deferred tax asset
Net operating loss carryforward	$—	$33,531
Startup/Organization expenses	362,459	62,930

Total deferred tax assets	362,459	96,461
Valuation allowance	(362,459)	(96,461)

Deferred tax asset, net of allowance	$—	$—

As of December 31, 2022 and 2021, the Company has U.S. federal net operating loss carryovers of $0 and $159,673, respectively, that do not expire.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from January 21, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $265,998 and $96,461, respectively.
There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of overallotment liability	—	8.3
Valuation allowance	44.0	(29.3)

Effective tax rate	65.0%	0.0%

The Company files U.S. federal income tax returns and is subject to examination since inception.